Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (10,692,982)	$ (10,022,228)	$ (9,958,695)
Net loss from discontinued operations	0	0	299,412
Net loss from continuing operations	(10,692,982)	(10,022,228)	(9,659,283)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Reversal of) allowance for doubtful accounts - accounts receivable	(52,789)	(845,416)	1,297,752
(Reversal of) allowance for doubtful accounts - advance to suppliers	(142,799)	(378,233)	164,220
Write off manufacturing rebate receivable	5,819,059	0	0
(Reversal of) Allowance for doubtful accounts - other receivables	0	(84,573)	705,400
Share based compensation	1,840,000	0	0
Inventory reserve	359,501	92,064	1,030,236
Impairment of goodwill and intangible asset	0	11,998,606	9,584,000
Decrease in deferred tax liability	0	(1,799,791)	(165,500)
Depreciation expense	444,462	436,427	462,639
Amortization of intangible asset	472,140	441,489	441,489
Amortization of right of use assets	44,964	0	0
Amortization of prepaid consulting expense	0	0	140,738
Loss (gain) from disposal of property, plant and equipment	(545,844)	68,614	(8,047)
Issuance of common stock for service	0	33,812	0
Contingent liability	535,389	0	0
Changes in operating assets and liabilities:
Accounts receivable - non-related party	(9,573,463)	8,024,036	(9,879,682)
Accounts receivable - related party	0	0	0
Advances to suppliers	3,694,066	7,093,022	415,727
Advances to suppliers - related party	1,550,000	(1,448,000)	0
Inventory	(737,552)	(125,492)	242,142
Prepaid expenses and other receivables	(768,288)	133,768	9,127
Manufacturing rebate receivable		2,374,720	1,563,840
Accounts payable	(16,266)	(206,261)	(751,363)
Accrued liabilities and other payables	(323,441)	313,552	(78,923)
Customer deposits	318,875	(3,792,409)	6,184,836
Collection of receivables from discontinued operations	0	0	8,962,187
Lease liabilities	(19,824)	0	0
Taxes payable	(295,666)	1,863,853	(597,392)
Net cash provided by continuing operations	(8,090,458)	14,171,560	10,064,143
Net cash provided by discontinued operations	0	0	4,632,769
Net cash provided by operating activities	(8,090,458)	14,171,560	14,696,912
Cash flows from investing activities
Acquisition of property, plant and equipment	(220,308)	(144,806)	(92,369)
Proceeds from disposal of property, plant and equipment	748,612	21,842	16,580
Additions to intangible assets	(4,220)	0	0
Payment for investment	0	0	(6,707,570)
Proceeds from disposition of subsidiaries	0	0	854,567
Net cash used in continuing operations	524,084	(122,964)	(5,928,792)
Net cash used in discontinued operations	0	0	(1,522)
Net cash used in investing activities	524,084	(122,964)	(5,930,314)
Cash flows from financing activities
Proceeds from (repayment of) loans from third parties	6,917,589	0	(2,823,890)
Repayment of loans from third parties	(310,000)	0	0
Bank acceptance notes payable, net of repayment	(1,772,550)	1,448,667	(1,823,003)
Proceeds from bank loans	7,774,800	9,568,384	6,918,544
Repayment of bank loans	(8,738,900)	(11,230,688)	(7,352,944)
Proceeds from (repayment of) loans from related parties, net	(10,428,196)	98,474	(378,833)
Proceeds from issuance of common stock and warrants	19,362,706	9,055,232	0
Net cash provided by (used in) continuing operations	12,805,449	8,940,069	(5,460,126)
Net cash provided by discontinued operations	0	0	0
Net cash provided by (used in) financing activities	12,805,449	8,940,069	(5,460,126)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	988,502	1,704,662	(530,288)
Net increase in cash, restricted cash and cash equivalents	6,227,577	24,693,327	2,776,184
Cash, restricted cash and cash equivalents, beginning of year	37,339,304	12,645,977	9,869,793
Cash, restricted cash and cash equivalents, end of year	43,566,881	37,339,304	12,645,977
Supplemental disclosure information:
Income taxes paid	2,278,134	436,566	1,105,876
Interest paid	$ 265,248	$ 308,690	$ 439,869